INTANGIBLE ASSETS, NET (Details) ₫ in Millions	6 Months Ended
	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
INTANGIBLE ASSETS, NET
Cost	₫ 6,212,385				₫ 6,140,875
Accumulated amortization	(5,183,466)				(4,976,240)
Net carrying value	1,028,919			$ 41,071,332	1,164,635
Amortization of intangible assets	192,491	$ 7,683,658	₫ 179,358
License
INTANGIBLE ASSETS, NET
Cost	3,690,720				3,690,720
Accumulated amortization	(3,690,720)				(3,690,720)
Software
INTANGIBLE ASSETS, NET
Cost	2,306,803				2,237,380
Accumulated amortization	(1,471,028)				(1,263,481)
Net carrying value	835,775			33,361,608	973,899
Purchased software under development phase
INTANGIBLE ASSETS, NET
Cost	168,286				169,248
Net carrying value	168,286			6,717,468	169,248
Others
INTANGIBLE ASSETS, NET
Cost	46,576				43,527
Accumulated amortization	(21,718)				(22,039)
Net carrying value	₫ 24,858			$ 992,256	₫ 21,488